Discontinued Operations and Assets Held for Sale - Schedule of Assets and Liabilities Held for Sale (Parentheticals) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Wealth Management [Member] | Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Schedule of Assets and Liabilities Held for Sale [Line Items]
Accounts receivable, net of allowance	$ 18